Stock-Based Compensation (Summary of Activity Related to Employee and Director Deferred Share Units) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2023 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	627,223
Share Unit Plans: Granted including DRIP | shares	85,740
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	712,963
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 41.55
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	47.66
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 42.29
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	664,258
Share Unit Plans: Granted including DRIP | shares	117,893
Share Unit Plans: Exercised | shares	(53,093)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	729,058
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 45.83
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	49.99
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	49.39
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 46.24